Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Information By Segment

	Years Ended December 31,
	2016	2015	2014
Revenues:
Investment in ETP:
Revenues from external customers	$21,618	$34,156	$55,475
Intersegment revenues	209	136	—
	21,827	34,292	55,475
Investment in Sunoco LP:
Revenues from external customers	8,287	10,527	4,291
Intersegment revenues	9	11	—
	8,296	10,538	4,291
Investment in Lake Charles LNG:
Revenues from external customers	197	216	216

Adjustments and Eliminations:	(218)	(10,842)	(7,343)
Total revenues	$30,102	$34,204	$52,639

Costs of products sold:
Investment in ETP	$15,394	$27,029	$48,414
Investment in Sunoco LP	7,459	9,902	4,214
Adjustments and Eliminations	(217)	(9,496)	(6,767)
Total costs of products sold	$22,636	$27,435	$45,861

Depreciation, depletion and amortization:
Investment in ETP	$1,986	$1,929	$1,669
Investment in Sunoco LP	126	103	31
Investment in Lake Charles LNG	39	39	39
Corporate and Other	15	17	16
Adjustments and Eliminations	—	(184)	(86)
Total depreciation, depletion and amortization	$2,166	$1,904	$1,669

	Years Ended December 31,
	2016	2015	2014
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$336	$469	$332
Adjustments and Eliminations	(66)	(193)	—
Total equity in earnings of unconsolidated affiliates	$270	$276	$332

	Years Ended December 31,
	2016	2015	2014
Segment Adjusted EBITDA:
Investment in ETP	$5,605	$5,714	$5,710
Investment in Sunoco LP	665	719	332
Investment in Lake Charles LNG	179	196	195
Corporate and Other	(170)	(104)	(97)
Adjustments and Eliminations	(272)	(590)	(300)
Total Segment Adjusted EBITDA	6,007	5,935	5,840
Depreciation, depletion and amortization	(2,166)	(1,904)	(1,669)
Interest expense, net of interest capitalized	(1,803)	(1,621)	(1,368)
Gains on acquisitions	83	—	—
Gain on sale of AmeriGas common units	—	—	177
Impairment of investment in affiliate	(308)	—	—
Impairment losses	(970)	(339)	(370)
Losses on interest rate derivatives	(12)	(18)	(157)
Non-cash unit-based compensation expense	(70)	(91)	(82)
Unrealized gains (losses) on commodity risk management activities	(136)	(65)	116
Losses on extinguishments of debt	—	(43)	(25)
Inventory valuation adjustments	267	(229)	(445)
Adjusted EBITDA related to discontinued operations	(293)	(345)	(208)
Adjusted EBITDA related to unconsolidated affiliates	(675)	(713)	(748)
Equity in earnings of unconsolidated affiliates	270	276	332
Other, net	78	21	(74)
Income from continuing operations before income tax expense	$272	$864	$1,319

	December 31,
	2016	2015	2014
Total assets:
Investment in ETP	$70,191	$65,173	$62,518
Investment in Sunoco LP	8,701	8,842	8,773
Investment in Lake Charles LNG	1,508	1,369	1,210
Corporate and Other	711	638	1,119
Adjustments and Eliminations	(2,100)	(4,833)	(9,341)
Total	$79,011	$71,189	$64,279

	Years Ended December 31,
	2016	2015	2014
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$5,810	$8,167	$5,494
Investment in Sunoco LP	439	491	154
Investment in Lake Charles LNG	—	1	1
Adjustments and Eliminations	—	(123)	(90)
Total	$6,249	$8,536	$5,559

	December 31,
	2016	2015	2014
Advances to and investments in affiliates:
Investment in ETP	$4,280	$5,003	$3,760
Adjustments and Eliminations	(1,240)	(1,541)	(101)
Total	$3,040	$3,462	$3,659
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Sunoco LP.
Investment in ETP

	Years Ended December 31,
	2016	2015	2014
Intrastate Transportation and Storage	$2,155	$1,912	$2,645
Interstate Transportation and Storage	946	1,008	1,057
Midstream	2,342	2,607	4,770
NGL and refined products transportation and services	5,973	4,569	4,746
Crude oil transportation and services	7,539	8,980	16,904
All Other	2,872	15,216	25,353
Total revenues	21,827	34,292	55,475
Less: Intersegment revenues	209	136	—
Revenues from external customers	$21,618	$34,156	$55,475
Investment in Sunoco LP

	Years Ended December 31,
	2016	2015	2014
Retail operations	$301	$334	$43
Wholesale operations	7,995	10,204	4,248
Total revenues	8,296	10,538	4,291
Less: Intersegment revenues	9	11	—
Revenues from external customers	$8,287	$10,527	$4,291
Investment in Lake Charles LNG
Lake Charles LNG’s revenues of $197 million, $216 million and $216 million for the years ended December 31, 2016, 2015 and 2014, respectively, were related to LNG terminalling.